Common Stock - Voting and Dividends (Detail)	3 Months Ended	12 Months Ended	112 Months Ended
	Mar. 31, 2017 Vote	Dec. 31, 2016 Vote	Mar. 31, 2017 USD ($)
Stockholders' Equity Note [Abstract]
Number of votes per common stock | Vote	1	1
Cash dividends | $			$ 0